Leases - Schedule of Operating Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Operating Leases [Line Items]
Operating lease Right-of-use assets	¥ 5,154,258	¥ 6,169,983	¥ 4,396,733	$ 613,760	$ 706,130
Operating lease liabilities – current	2,037,862	2,590,785	1,652,552	230,687
Operating lease liabilities – non-current	3,584,743	4,045,089	3,283,462	458,354
Total operating lease liabilities	5,622,605	6,635,874
Finance lease assets
Property, plant and equipment, at cost	340,768	335,758
Accumulated depreciation	(310,426)	(206,620)
Property, plant and equipment, net	30,342	129,138
Finance lease liabilities – current	29,847	103,310	¥ 29,847	$ 4,166
Finance lease liabilities – non-current		37,411
Total finance lease liabilities	29,847	140,721
Operating lease expenses:
Operating lease expenses	2,617,024	2,706,804
Short-term lease expenses	55,514	113,200
Total operating lease expenses	2,672,538	2,820,004
Finance lease expenses:
Amortization expenses	100,116	51,376
Interest expenses	7,227	7,158
Total finance lease expenses	107,343	58,534
Total lease expenses	¥ 2,779,881	¥ 2,878,538
Weighted average remaining lease term (years)
Weighted average remaining lease term (years) operating leases	4 years 3 months 18 days	4 years 9 months 18 days			4 years 3 months 18 days
Weighted average remaining lease term (years) finance leases	3 months 18 days	1 year 3 months 18 days			3 months 18 days
Weighted average discount rate
Weighted average discount rate operating leases	4.80%	4.90%			4.80%
Weighted average discount rate finance leases	8.90%	8.90%			8.90%
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 2,469.045	¥ 2,423,083
Operating cash outflows from finance leases (interest payments)	7,227	7,158
Financing cash outflows from finance leases	119,074	58,933
Non-cash information on lease liabilities arising from obtaining ROU assets
— Operating leases	1,612,783	2,423,082
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases
— Operating leases	¥ 145,523